Average Annual Total Returns - PROFUND VP BASIC MATERIALS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Basic MaterialsSM Index OneYear		Dow Jones U.S. Basic MaterialsSM Index FiveYears		Dow Jones U.S. Basic MaterialsSM Index TenYears
Total	16.49%	10.47%	4.49%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	18.32%	[1]	12.31%	[1]	6.26%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.